VIA EDGAR

October 27, 2017

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	FSI Low Beta Absolute Return Fund (“Fund”)
File No. 811-22595 / 333-207185

To Whom It May Concern:

On behalf of the Fund, transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 which was filed with the Commission on October 27, 2017 (the “Registration Statement”), which amendment constitutes Post-Effective Amendment No. 3 to the Registration Statement under the Securities Act and Amendment No. 14 to the Registration Statement under the Investment Company Act (the “Amendment”).

This Registration Statement has been tagged to indicate paragraphs that include changes made from Amendment No. 13 to the Fund’s currently effective registration statement on Form N-2 (the “Current Registration Statement”), which was filed with the Commission on December 30, 2016.

We realize that we will need to file another amendment to include updated financials, but thought it best to file now as we would like to go effective in mid-to late December. If it is helpful, I am happy to provide and file by correspondence a .pdf of a redline showing the differences between the Amendment and the Current Registration Statement. Just let me know.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence